Exhibit 99.1

Santander Drive Auto Receivables Trust 2023-3

Class A-1 5.633% Asset Backed Notes

Class A-2 6.08% Asset Backed Notes

Class A-3 5.61% Asset Backed Notes

Class B 5.61% Asset Backed Notes

Class C 5.77% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.6 of the Sale and Servicing Agreement among Santander Drive Auto Receivables Trust 2023-3, as Issuer, Santander Consumer USA Inc., as Servicer, Santander Drive Auto Receivables LLC, as Seller, and Citibank, N.A. as Indenture Trustee, dated as of July 26, 2023. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Collection Period Beginning:	02/01/2024
Collection Period Ending:	02/29/2024
Previous Payment Date/Close Date:	02/15/2024
Payment Date	03/15/2024
Days of Interest for Period:	29
Days in Collection Period:	29
Months Seasoned:	8

Purchases	Units	Cut-off Date	Closing Date	Original Pool Balance
Initial Purchase	67,975	06/30/2023	07/26/2023	1,702,003,784.35

Total	67,975			1,702,003,784.35

I. PRINCIPAL BALANCE CALCULATION

{1} Beginning of period aggregate Principal Balance										{1}	1,423,085,389.96

Monthly principal amounts
{2} Payments Received									{2}	33,382,446.92
{3} Repurchased Receivables									{3}	72,380.97
{4} Defaulted Receivables									{4}	14,633,744.68
{5} Cram Down Losses and Other Principal Adjustments									{5}	74,149.91
{6} Other Receivables adjustments									{6}	—

{7} Total Principal distributable amount										{7}	48,162,722.48

{8} End of period aggregate Principal Balance										{8}	1,374,922,667.48

{9} Pool Factor ({8}/ Original Pool Balance)										{9}	0.807826

II. NOTE BALANCE CALCULATION

						Class A-1	Class A-2	Class A-3	Class B	Class C	Total
{10} Original Note Balance					{10}	153,740,000.00	483,850,000.00	217,670,000.00	171,050,000.00	272,320,000.00	1,298,630,000.00

{11} Beginning of period Note Balance					{11}	—	289,610,041.46	217,670,000.00	171,050,000.00	272,320,000.00	950,650,041.46
{12} First Allocation of Principal					{12}	—	—	—	—	—	—
{13} Second Allocation of Principal					{13}	—	—	—	—	—	—
{14} Third Allocation of Principal					{14}	—	—	—	—	—	—
{15} Fourth Allocation of Principal					{15}	—	—	—	—	—	—
{16} Fifth Allocation of Principal					{16}	—	—	—	—	—	—
{17} Regular Allocation of Principal					{17}	—	50,470,503.39	—	—	—	50,470,503.39
{18} Optional Purchase payment amount					{18}	—	—	—	—	—	—
{19} End of period Note Balance					{19}	—	239,139,538.07	217,670,000.00	171,050,000.00	272,320,000.00	900,179,538.07
{20} Note Pool Factors					{20}	—	0.494243	1.000000	1.000000	1.000000	0.693176
{21} Principal payment per $1,000					{21}	—	104.31	—	—	—	38.86

III. RECONCILIATION OF COLLECTION ACCOUNT

Available Funds
{22} Principal Payments Received									{22}	33,382,446.92
{23} Net Liquidation Proceeds									{23}	4,457,162.31
{24} Principal on Repurchased Receivables									{24}	103,307.90
{25} Interest on Repurchased Receivables									{25}	5,770.61
{26} Interest collected on Receivables									{26}	20,645,950.06
{27} Other amounts received									{27}	27,607.93
{28} Optional Purchase Price									{28}	—
{29} Reserve Account Excess Amount									{29}	—
{30} Reserve Account Draw Amount									{30}	—

{31} Total Available Funds										{31}	58,622,245.73

Distributions
{32} Indenture Trustee Fee									{32}	—
{33} Owner Trustee Fee									{33}	—
{34} Asset Representations Reviewer Fee									{34}	—

Servicing Fee

	Calculated Fee	Carryover Shortfall	Change from prior period	Total
{35}	3,557,713.47	—	—	3,557,713.47					{35}	3,557,713.47

Class A Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{36}	Class A-1	—	5.63300%	29	ACT/360	—			{36}	—
{37}	Class A-2	289,610,041.46	6.08%	30	30 / 360	1,467,357.54			{37}	1,467,357.54
{38}	Class A-3	217,670,000.00	5.61%	30	30 / 360	1,017,607.25			{38}	1,017,607.25

Class A Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{39}	Class A-1	—	—	—					{39}	—
{40}	Class A-2	—	—	—					{40}	—
{41}	Class A-3	—	—	—					{41}	—

{42} First Allocation of Principal									{42}	—

Class B Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{43}	Class B	171,050,000.00	5.61%	30	30 / 360	799,658.75			{43}	799,658.75

Class B Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{44}	Class B	—	—	—					{44}	—

{45} Second Allocation of Principal									{45}	—

Class C Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{46}	Class C	272,320,000.00	5.77%	30	30 / 360	1,309,405.33			{46}	1,309,405.33

Class C Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{47}	Class C	—	—	—					{47}	—

{48} Third Allocation of Principal									{48}	—

{49} Reserve Account deposit									{49}	—
{50} Regular Allocation of Principal									{50}	50,470,503.39
{51} Optional Purchase Amount									{51}	—
{52} Distribution to residual interest holder									{52}	—

{53} Total Distribution Amount										{53}	58,622,245.73

IV. RECONCILIATION OF RESERVE ACCOUNT

{54} Beginning of period Reserve Account balance							{54}	17,020,037.84
{55} Deposit to Reserve Account							{55}	—
{56} Release from Reserve Account							{56}	—

{57} End of period Reserve Account balance										{57}	17,020,037.84

{58} Specified Reserve Account Balance (1.00% of the Pool Balance as of the Cut-Off Date)										{58}	17,020,037.84
{59} Change in Reserve Account balance from prior period										{59}	—

V. OVERCOLLATERALIZATION

{60} Targeted Overcollateralization										{60}	476,765,174.62

{i} 32.20% of the Pool Balance of the last day of the related Collection Period AND:		{i}	442,725,098.93
{ii} 2.00% of the Pool Balance as of the Cut-off Date		{ii}	34,040,075.69

{61} End of period Principal Balance of the Receivables		{61}	1,374,922,667.48
{62} End of period Note Balance		{62}	900,179,538.07
{63} Overcollateralization amount at the end of the Collection Period			{63}	474,743,129.41
{64} Overcollateralization % at the end of the Collection Period			{64}	34.53%

VI. STATISTICAL DATA

		Original	Previous	Current
{65} Principal Balance of the Receivables	{65}	1,702,003,784.35	1,423,085,389.96	1,374,922,667.48
{66} Weighted average coupon of the Receivables	{66}	17.55%	17.45%	17.43%
{67} Weighted average original term of the Receivables	{67}	71.74	71.82	71.83
{68} Weighted average remaining term of the Receivables	{68}	67.46	61.86	60.98
{69} Number of Receivables	{69}	67,975	60,430	58,886

VII. DELINQUENCY

		Units	Dollars	Percentage
Receivables with Scheduled Payment Delinquent
{70} 31-60 days	{70}	4,925	118,578,464.96	8.62%
{71} 61-90 days	{71}	2,208	54,017,289.75	3.93%
{72} 91-120 days	{72}	855	19,344,718.45	1.41%
{73} 121 + days delinquent	{73}	—	—	0.00%
{74} Total	{74}	7,988	191,940,473.16	13.96%

{75} Aggregate Principal Balance of 60 Day Delinquent Receivables (all Receivables that are 60 or more days delinquent as of End of Collection Period)			{75}	78,389,759.59
{76} Delinquency Percentage as of the End of the Collection Period			{76}	5.70%
{77} Delinquency Trigger			{77}	24.00%
{78} Delinquency Trigger Occurred			{78}	No

VIII. REPOSSESSION INVENTORY

			Units	Dollars
{79} Beginning of period Repossessed Inventory		{79}	500	12,788,267.48
{80} Vehicles Repossessed in current period		{80}	414	10,354,185.44
{81} Repossessed vehicles sold in current period		{81}	304	7,738,233.62
{82} Repossessed vehicles reinstated in current period		{82}	64	1,325,335.21
{83} Repossessed vehicle adjustment in current period		{83}	—	(4,464.80)
{84} End of period Repossessed Inventory		{84}	546	14,074,419.29

IX. CUMULATIVE NET LOSS RATIO

			Units (a)	Dollars
{85} Receivables becoming Defaulted Receivables during period		{85}	643	14,633,744.68
{86} Cram Down Losses occurring during period		{86}	27	74,149.91
{87} Liquidation Proceeds collected during period		{87}	986	4,457,162.31
{88} Net losses during period		{88}		10,250,732.28
(a) Unit count represents # of instances in period per line item

		Net Loss for Period	Avg. Portfolio Balance (b)	Net Loss Ratio (c)
{89} Current Period Net Loss Ratio	{89}	10,250,732.28	1,399,004,028.72	0.73%
{90} Prior Period Net Loss Ratio	{90}	12,809,083.95	1,446,492,283.26	0.89%
{91} Second Prior Period Net Loss Ratio	{91}	7,434,592.10	1,492,823,376.98	0.50%
{92} Third Prior Period Net Loss Ratio	{92}	3,318,339.50	1,539,297,671.05	0.22%
{93} Rolling 3 prior month average Net Loss Ratio	{93}			0.53%
(b) Average Portfolio Balance calculated using (Beginning of Period Aggregate Balance + End of Period Aggregate Balance)/2
(c) Net Loss Ratio calculated using Net Loss for Period/Average Portfolio Balance for Period

{94} Cumulative Net losses since Cut-off Date (beginning of period)			{94}	26,886,989.26
{95} Net losses during period			{95}	10,250,732.28
{96} Other Adjustments			{96}	(30,926.93)
{97} Cumulative Net losses since Cut-off Date (end of period)			{97}	37,106,794.61

{98} Cumulative Net Loss Ratio (Net losses since the Cut-off Date / Pool Balance as of the Cut-off Date)			{98}	2.18%

X. CREDIT RISK RETENTION

On the Closing Date, Santander Consumer or another wholly-owned special purpose subsidiary of Santander Consumer retained a portion of the aggregate Percentage Interests of the Certificates in order to satisfy the obligations of Santander Consumer under the requirements of the SEC’s credit risk retention rules 17 C.F.R. Part 246 (“Regulation RR”), as in effect and applicable on the Closing Date. The portion of the Certificates being retained to satisfy the requirements of Regulation RR is referred to herein as the “Retained Interest.” As of the last day of the period covered by this report the depositor or another wholly-owned special purpose subsidiary of Santander Consumer continues to retain the Retained Interest in accordance with Regulation RR.

The depositor and its affiliates pledge retained securities as collateral for loans, repurchase agreements or other financing transactions from time to time. However, Santander Consumer has not transferred or hedged the Retained Interest except as permitted under Regulation RR.

Santander Consumer has not changed the manner in which it retains the Retained Interest, except in accordance with Regulation RR.

The arrangements described above in relation to Regulation RR have not been structured with the objective of enabling or facilitating compliance by any person with any requirement of Regulation (EU) 2017/2402 of December 12, 2017, as amended or of Regulation (EU) 2017/2402, as it forms part of UK domestic law by virtue of the European Union (Withdrawal) Act 2018 (as amended).

There was no material change in Santander Consumer’s, or an affiliate of Santander Consumer’s, interest in any securities issued by the issuer resulting from the purchase, sale or other acquisition or disposition of securities between the Closing Date and the last day of the period covered by this report.

No assets securitized by Santander Consumer USA Inc. (the “Securitizer”) and held by Santander Drive Auto Receivables Trust 2023-3 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the current monthly distribution period. Please refer to the Form ABS-15G filed by the Securitizer on January 26, 2024 for additional information. The CIK number of the Securitizer is 0001540151.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this monthly Statement to Noteholders as dated below.

Santander Consumer USA Inc., as Servicer

By:	/s/ Mark McCastlain
Name:	Mark McCastlain
Title:	Senior Vice President, Treasury
Date:	March 7, 2024

Santander Drive Auto Receivables Trust (SDART)

Customer Extensions

Collection Period Ending: February 29, 2024

		Beginning	End of period aggregate
	End of period aggregate	Number of	Principal Balance of	Number of	Extension
Transaction Name	Principal Balance	Receivables	Extended Loans	Extended Loans	Rate (1)
SDART 2020-1	145,080,556.75	15,142	1,360,444.85	108	0.94%
SDART 2020-2	213,188,152.32	22,036	1,633,765.37	127	0.77%
SDART 2020-3	329,665,507.04	29,973	3,749,199.88	263	1.14%
SDART 2020-4	299,228,357.02	24,040	3,603,642.53	233	1.20%
SDART 2021-1	420,147,408.95	32,662	5,320,840.60	333	1.27%
SDART 2021-2	532,387,848.77	39,335	7,014,075.62	410	1.32%
SDART 2021-3	706,677,772.07	49,137	9,134,909.77	516	1.29%
SDART 2021-4	640,481,437.44	37,495	9,152,906.62	430	1.43%
SDART 2022-1	668,578,665.32	37,054	10,026,406.09	460	1.50%
SDART 2022-2	847,267,684.32	44,116	12,751,620.08	566	1.51%
SDART 2022-3	735,092,149.67	40,728	11,054,891.64	501	1.50%
SDART 2022-4	952,759,441.74	47,995	15,241,920.21	625	1.60%
SDART 2022-5	1,127,491,585.09	55,468	17,015,525.76	691	1.51%
SDART 2022-6	1,139,800,279.79	51,313	17,800,816.27	694	1.56%
SDART 2022-7	593,403,270.07	31,816	9,028,229.60	390	1.52%
SDART 2023-1	852,715,178.36	45,621	13,642,903.92	581	1.60%
SDART 2023-2	1,133,546,121.99	55,410	24,799,445.24	946	2.19%
SDART 2023-3	1,374,922,667.48	60,430	10,095,525.56	398	0.73%
SDART 2023-4	1,172,292,562.25	46,757	5,909,144.23	216	0.50%
SDART 2023-5	1,215,703,440.30	51,643	1,781,390.60	98	0.15%
SDART 2023-6	1,008,401,881.34	45,365	1,196,661.65	68	0.12%
SDART 2024-1	1,546,853,447.48	70,191	2,601,944.32	167	0.17%

(1)	End of period aggregate Principal Balance of Extended Loans as a percentage of End of period aggregate Principal Balance